Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Equipment, net
Property, Equipment And Software	December 31, 2021 2020 Machinery and equipment $938,047 $- Furniture and fixture 47,960 107,549 Construction in process 232,729 - Total cost 1,218,736 107,549 Less: accumulated depreciation (31,034) (104,300)Property and equipment, net $1,187,702 $3,249